Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non-Union Employees United States	Dec. 31, 2011 Non-Union Employees United States	Dec. 31, 2010 Non-Union Employees United States	Nov. 30, 2012 Metal and Electrical Engineering Industry Pension Fund	Dec. 31, 2012 Western Metal Industry Pension Plan	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Metal and Electrical Engineering Industry Pension Fund	Dec. 31, 2012 Minimum Western Metal Industry Pension Plan	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Western Metal Industry Pension Plan	Dec. 31, 2012 Maximum Other Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Severance Costs	$ 4.8	$ 0.8	$ 1.2
Contribution to pension plans	190.8	84.7
Expected pension contributions by the company to the pension plans in the next year									100.0			150.0
Expected pension contributions minimum funding requirements	15.6
Annual benefits expected to be paid year one	67.1
Annual benefits expected to be paid year two	71.0
Annual benefits expected to be paid year three	75.4
Annual benefits expected to be paid year four	81.5
Annual benefits expected to be paid year five	85.6
Annual benefits expected to be paid for the five years thereafter	508.6
Unrecognized actuarial loss amount in accumulated other comprehensive loss expected to be amortized next year	43.9
Unrecognized prior service cost amount in accumulated other comprehensive loss expected to be amortized next year	1.3
Accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans	1,794.7	1,601.5
Contributions by the Company										5.00%	5.00%		10.00%	5.00%
Required coverage ratio percentage										100.00%
Actual coverage ratio percentage							95.00%
Funding requiring contribution								10.00%
Percentage match for base wages				5.00%	5.00%	3.00%
Defined contribution benefit plans expense				$ 33.6	$ 29.3	$ 23.0